Applicable laws and regulations - Schedule of non-accruing loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-accruing loans:
Total non-accruing loans	$ 10,593	$ 10,593
Interest that would be reversed if the loans had been classified as non-accruing loans	598	351
Income from collected interest on non-accruing loans	0	0
Securities at FVOCI - Corporate debt
Non-accruing loans:
Total non-accruing loans	$ 10,593	$ 10,593